INCOME TAXES (Schedule of Income tax expense (benefit)) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
INCOME TAXES
Current tax expenses	$ 13,203	$ 157,701	$ 500,743
Deferred tax expenses	(83,110)	7,887	76,504
Total	$ (69,907)	$ 165,588	$ 577,247